SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION

NOTE 28. SEGMENT INFORMATION

We currently have two operating segments: an Asian online game and service business segment, and a cloud service business segment (began in 2013). The Asian online game and service business segment mainly derives its revenues from recognizing the usage of game playing time or in-game items by the end-users. The cloud service business segment mainly derives its revenues from providing cloud products and services to small-to-medium and larger enterprises.

Financial information for each operating segment was as follows as of and for the years ended December 31, 2011, 2012, and 2013:

(in US$ thousands)	Asian online game and service

2011:

Segment profit or loss:
Net revenue from external customers	$34,367

Loss from operations	$(10,931)

Share-based compensation	$308

Impairment loss on intangible assets	$2,583

Impairment loss on prepaid licensing and royalty fees	$247

Impairment loss on goodwill	$5,097

Interest income	$492

Interest expense	$(50)

Gain on sales of marketable securities	$6,299

Foreign exchange loss	$(282)

Gain on equity method investments - net	$1,846

Impairment loss on marketable securities and investments	$13,327

Depreciation	$1,790

Amortization, including intangible assets	$2,251

Income tax expense	$859

2012:

Segment profit or loss:
Net revenue from external customers	$27,470

Loss from operations	$(12,271)

Share-based compensation	$199

Impairment loss on intangible assets	$15

Impairment loss on prepaid licensing and royalty fees	$702

Impairment loss on goodwill	$12,489

Contract termination costs	$49

Interest income	$9

Interest expense	$44

Gain on sales of marketable securities	$5,665

Foreign exchange gain	$55

Gain on equity method investments - net	$234

Impairment loss on marketable securities and investments	$1,193

Depreciation	$1,059

Amortization, including intangible assets	$2,181

Income tax expense	$710

(in US$ thousands)	Asian online game and service	Cloud service business	Total

2013:

Segment profit or loss:
Net revenue from external customers	$14,106	$925	$15,031

Loss from operations	$(33,677)	$(1,218)	$(34,895)

Share-based compensation	$(225)	$69	$(156)

Impairment loss on intangible assets	$13,251	$—	$13,251

Impairment loss on prepaid licensing and royalty fees	$2,752	$—	$2,752

Impairment loss on goodwill	$17,054	$—	$17,054

Interest income	$9	$—	$9

Interest expense	$8	$—	$8

Gain on sales of marketable securities	$1,739	$—	$1,739

Foreign exchange gain	$236	$—	$236

Gain on equity method investments - net	$526	$—	$526

Depreciation	$336	$8	$344

Amortization, including intangible assets	$1,862	$42	$1,904

Income tax expense	$150	$78	$228

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2011	2012	2013
Income (loss) from operations:
Total segments	$(10,931)	$(12,271)	$(34,895)
Other**	(204)	7	—
Adjustment*	(8,794)	(8,310)	(3,592)

Total GigaMedia consolidated	$(19,929)	$(20,574)	$(38,487)

Share-based compensation
Total segments	$308	$199	$(156)
Adjustment*	857	(20)	375

Total GigaMedia consolidated	$1,165	$179	$219

Impairment loss on intangible assets:
Total segments	$2,583	$15	$13,251
Adjustment*	—	—	—

Total GigaMedia consolidated	$2,583	$15	$13,251

Impairment loss on prepaid licensing and royalty fees:
Total segments	$247	$702	$2,752
Adjustment*	—	—	—

Total GigaMedia consolidated	$247	$702	$2,752

Interest income:
Total segments	$492	$9	$9
Adjustment*	270	274	229

Total GigaMedia consolidated	$762	$283	$238

Interest expense:
Total segments	$(50)	$44	$8
Adjustment*	476	203	41

Total GigaMedia consolidated	$426	$247	$49

Gain on sales of marketable securities:
Total segments	$6,299	$5,665	$1,739
Adjustments*	—	—	—

Total GigaMedia consolidated	$6,299	$5,665	$1,739

Foreign exchange gain (loss):
Total segments	$(282)	$55	$236
Adjustments*	(83)	379	(191)

Total GigaMedia consolidated	$(365)	$434	$45

Gain (loss) on equity method investments - net:
Total segments	$1,846	$234	$526
Other**	(49,715)	—	—
Adjustment*	—	—	—

Total GigaMedia consolidated	$(47,869)	$234	$526

Impairment loss on marketable securities and investments:
Total segments	$13,327	$1,193	$—
Adjustment*	—	—	—

Total GigaMedia consolidated	$13,327	$1,193	$—

Depreciation:
Total segments	$1,790	$1,059	$344
Adjustments*	290	165	64

Total GigaMedia consolidated	$2,080	$1,224	$408

Amortization:
Total segments	$2,251	$2,181	$1,904
Adjustments*	63	23	3

Total GigaMedia consolidated	$2,314	$2,204	$1,907

Income tax expense (benefit):
Total segments	$859	$710	$228
Other**	(934)	37	—
Adjustments*	(170)	(76)	(167)

Total GigaMedia consolidated	$(245)	$671	$61

*	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. As of December 31, 2011, 2012 and 2013, the compensation related was approximately $4.3 million, $4.2 million and $2.1 million, respectively; accrued professional fees was approximately $2.3 million, $911 thousand and $125 thousand, respectively.
**	Other items relate to the results of operations arising from our non-controlling interest in the online gaming software and service business before we disposed of it in July 2012.

Major Customers

No single customer represented 10 percent or more of GigaMedia’s total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the server location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2011	2012	2013
Taiwan	$21,214	$18,744	$11,793
Hong Kong	5,061	4,703	3,239
Singapore	4,150	2,004	—
Malaysia	2,228	1,550	—
Thailand	1,447	204	—
Others	267	265	—

	$34,367	$27,470	$15,032

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31,
Geographic region / country	2011	2012	2013
Taiwan	$2,375	$1,932	$1,657
PRC	763	—	—
Hong Kong	107	17	20
Singapore	551	—	—
Thailand	380	—	—
Other	112	—	—

	$4,288	$1,949	$1,677